ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY)
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                             DATED NOVEMBER 8, 2004

                                TO THE PROSPECTUS

                     AND STATEMENT OF ADDITIONAL INFORMATION

                             DATED OCTOBER 20, 2004

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

                  ("SMARTDESIGN SIMPLECHOICE VARIABLE ANNUITY")

The information in this supplement updates and amends certain information concerning investment options contained in the above-referenced prospectus and the statement of additional information. You should read and keep this supplement along with the prospectus.

LIFESTYLE PORTFOLIOS

Effective November 8, 2004, the portfolios listed in the section of Appendix B, "The Investment Portfolios", entitled, "The following portfolios are within the current group of ING Portfolios included in one or more of the LifeStyle Portfolios" is amended to remove the ING Marsico Growth Portfolio and to add the ING Mercury Focus Value Portfolio and the ING Van Kampen Comstock Portfolio.

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


SimpleChoice                                                            11/08/04